Russell 2000 1.5x Strategy Fund Shareholder Fees	Dec. 31, 2025 USD ($)
Russell 2000 1.5x Strategy Fund | Russell 2000 1_5x Strategy Fund
Prospectus [Line Items]
Shareholder Fee, Other